Significant Accounting Policies (Schedule Of Estimated Useful Life Of Assets) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Motor Vehicles [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets	15.00%
Maximum | Buildings And Leasehold Improvements [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets	20.00%
Maximum | Instruments, Machinery And Equipment
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets	33.00%
Maximum | Office Furniture And Other
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets	33.00%
Maximum | Motor Vehicles [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets	33.00%
Minimum | Buildings And Leasehold Improvements [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets	2.00%
Minimum | Instruments, Machinery And Equipment
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets	3.00%
Minimum | Office Furniture And Other
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets	4.00%
Minimum | Motor Vehicles [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets		12.00%